Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,100,790.09

Principal:
Principal Collections	$31,782,719.31
Prepayments in Full	$16,847,861.45
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$48,630,580.76
Collections	$51,731,370.85

Purchase Amounts:
Purchase Amounts Related to Principal	$185,771.38
Purchase Amounts Related to Interest	$186.87
Sub Total	$185,958.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$51,917,329.10

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	2
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$51,917,329.10
Servicing Fee	$1,147,291.19	$1,147,291.19	$0.00	$0.00	$50,770,037.91
Interest - Class A-1 Notes	$16,948.88	$16,948.88	$0.00	$0.00	$50,753,089.03
Interest - Class A-2 Notes	$64,466.83	$64,466.83	$0.00	$0.00	$50,688,622.20
Interest - Class A-3 Notes	$113,765.00	$113,765.00	$0.00	$0.00	$50,574,857.20
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$50,519,732.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,519,732.20
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$50,496,708.03
Second Priority Principal Payment	$14,801,992.15	$14,801,992.15	$0.00	$0.00	$35,694,715.88
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$35,676,511.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,676,511.21
Regular Principal Payment	$150,029,887.17	$35,676,511.21	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$51,917,329.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$14,801,992.15
Regular Principal Payment					$35,676,511.21
Total					$50,478,503.36
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$50,478,503.36	$246.27	$16,948.88	$0.08	$50,495,452.24	$246.35
Class A-2 Notes	$0.00	$0.00	$64,466.83	$0.14	$64,466.83	$0.14
Class A-3 Notes	$0.00	$0.00	$113,765.00	$0.25	$113,765.00	$0.25
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$50,478,503.36	$38.36	$291,534.55	$0.22	$50,770,037.91	$38.58

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$164,831,879.32	0.8041756	$114,353,375.96	0.5579030
Class A-2 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-3 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,275,741,879.32	0.9694971	$1,225,263,375.96	0.9311361

Pool Information
Weighted Average APR	2.540%	2.517%
Weighted Average Remaining Term	58.65	57.88
Number of Receivables Outstanding	43,293	42,219
Pool Balance	$1,376,749,429.20	$1,327,932,959.03
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,280,312,499.10	$1,234,619,887.17
Pool Factor	0.9726248	0.9381376

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$93,313,071.86
Targeted Overcollateralization Amount	$136,260,012.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$102,669,583.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		52	$118.03
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$118.03
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0001%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0002%
Current Collection Period			0.0001%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		90	$319.92
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$319.92
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3.55
Average Net Loss for Receivables that have experienced a Realized Loss			$3.55

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.24%	97	$3,244,038.70
61-90 Days Delinquent	0.03%	10	$375,128.84
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.27%	107	$3,619,167.54

Repossession Inventory:
Repossessed in the Current Collection Period		3	$104,061.66
Total Repossessed Inventory		3	$104,061.66

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0000%
Current Collection Period			0.0237%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0282%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	2

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	93	$3,743,177.57
2 Months Extended	124	$5,458,882.68
3+ Months Extended	8	$256,790.67

Total Receivables Extended	225	$9,458,850.92

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer